Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of fair value measurement recurring basis
	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Trading securities	$2,366,475	$191,130	$2,175,345	$-
Held-to-maturity debt securities	459,580	-	459,580	-
Total	$2,826,055	$191,130	$2,634,925	$-
	December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Trading securities	$1,966,607	$174,276	$1,792,331	$-
Total	$1,966,607	$174,276	$1,792,331	$-

Schedule of advances to suppliers
	As of December 31,
	2020	2019
Advances to suppliers	$907,099	$9,408
Less: reserve for doubtful account	(4,639)	(4,965)
Total	$902,460	$4,443

Schedule of estimated useful lives
Classification	Estimated useful life
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	20 years
Software	3 years

Schedule of exchange rates
	December 31,		For the years ended December 31,
	2020	2019	2020	2019
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	6.5277	6.9630	6.9001	6.9074